Goodwill - Summary of Carrying Amount of Goodwill Allocated to Different Cash-generating Units (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	$ 117,908	$ 110,479
United States [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	33,330	33,387
Rest of North America [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	1,959	1,864
Mexico [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	13,819	12,250
Colombia [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	16,277	13,821
Rest of Middle Americas [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	24,465	23,205
Brazil [Member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	3,323	2,953
Rest of South America [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	1,323	1,345
Europe [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	2,859	2,557
South Africa [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	9,796	8,584
Rest of Africa [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	4,626	4,547
China [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	3,073	2,948
Rest of Asia Pacific [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	3,057	2,998
Global Export and Holding Companies [member]
Disclosure Of Carrying Amount Of Goodwill [line items]
Goodwill	$ 0	$ 21